Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continuous testing of aspects of our security posture internally and with third-party business partners and third-party service providers, such as third-party online payment system provider, a solid incident response framework and regular cybersecurity training sessions for our employees. Our Infrastructure Security department is actively engaged in continual monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external cyber threats. This comprehensive system spans multiple security domains, including network, host and application layers. It integrates a range of security capabilities, such as threat defense, continuous monitoring, in-depth analysis, rapid response, as well as strategic deception and countermeasures. Our approach to managing cybersecurity risks and safeguarding sensitive data is multi-faceted, involving technological safeguards, procedural protocols, a rigorous program of surveillance on our corporate network, continuous testing of aspects of our security posture internally and with third-party business partners and third-party service providers, such as third-party online payment system provider, a solid incident response framework and regular cybersecurity training sessions for our employees. Our Infrastructure Security department is actively engaged in continual monitoring of the performance of our infrastructure to ensure prompt identification and response to potential issues, including potential cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing our cybersecurity risk management and is informed on risks from cybersecurity threats. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

On the management level, our acting co-chief executive officers are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Mr. Junhong Huang, who has over 10 years of experience as management and development roles in large technology companies and extensive knowledge and skills in security risk management and security compliance, is primarily responsible for cybersecurity risk management at the management level. He will report to our board of directors (i) from time to time, regarding their assessment, identification and management on material risks from cybersecurity threats (if any) that may be involved in the ordinary course of our business operations, and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.

If a cybersecurity incident occurs, Mr. Junhong Huang will organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, Mr. Junhong Huang will report the incident and relevant assessment results to our board of directors and our board of directors will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, Mr. Junhong Huang and other relevant department(s) shall promptly prepare disclosure material for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Mr. Junhong Huang,will report to our board of directors (i) from time to time, regarding their assessment, identification and management on material risks from cybersecurity threats (if any) that may be involved in the ordinary course of our business operations, and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.
Cybersecurity Risk Role of Management [Text Block]

On the management level, our acting co-chief executive officers are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Mr. Junhong Huang, who has over 10 years of experience as management and development roles in large technology companies and extensive knowledge and skills in security risk management and security compliance, is primarily responsible for cybersecurity risk management at the management level. He will report to our board of directors (i) from time to time, regarding their assessment, identification and management on material risks from cybersecurity threats (if any) that may be involved in the ordinary course of our business operations, and (ii) on disclosure concerning cybersecurity matters in our Form 6-K for material cybersecurity incidents (if any) and our annual report on Form 20-F.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Mr. Junhong Huang
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Mr. Junhong Huang, who has over 10 years of experience as management and development roles in large technology companies and extensive knowledge and skills in security risk management and security compliance, is primarily responsible for cybersecurity risk management at the management level.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Mr. Junhong Huang will report the incident and relevant assessment results to our board of directors and our board of directors will decide on the relevant response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true